INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
		Accumulated
December 31, 2019	Cost	unrealized (loss) gain	Fair value

Fair value through profit or loss
Marketable securities	$3,915	$(767)	$3,148
Warrants	314	515	829
Private company investments	1,961	(444)	1,517
Total fair value through profit or loss	6,190	(696)	5,494

Fair value through other comprehensive income
Marketable securities	910	(877)	33
Private company investments	4,580	-	4,580
Total fair value through other comprehensive income	5,490	(877)	4,613

Total investments	$11,680	$(1,573)	$10,107

		Accumulated
December 31, 2018	Cost	unrealized loss	Fair value

Fair value through profit or loss
Marketable securities	$1,683	$(1,058)	$625
Private company investments	911	-	911
Total fair value through profit or loss	2,594	(1,058)	1,536

Fair value through other comprehensive income
Marketable securities	910	(877)	33
Total fair value through other comprehensive income	910	(877)	33

Total investments	$3,504	$(1,935)	$1,569